Consolidated Statements of Cash Flows - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities:
Net income for the year	$ 1,495,164	$ 10,480,496	$ 4,274,113
Adjustments for:
Depreciation and amortization	1,082,267	1,066,382	1,035,244
Employee benefits	27,504	(8,174)	16,116
Interest income from investing activities	(1,170,726)	(1,618,751)	(931,866)
(Gain) Loss in financial instruments	(48,527)	(68,119)	(64,436)
Interest expense from financing activities	110,843	3,733	153,729
Income tax	1,211,834	2,060,123	1,739,998
Total Adjustments	2,708,359	11,915,690	6,222,898
Changes in operating assets and liabilities:
Decrease (Increase) in Trade receivables	(97,069)	(1,206,217)	653,286
Decrease (Increase) in Related parties’ receivables	(129,616)	(102,379)	(68,247)
Decrease (Increase) in Inventory	1,344,158	357,577	1,608,776
(Increase) in other receivables, recoverable taxes and prepaid expenses	(193,946)	1,666,948	(74,814)
(Decrease) Increase in Accounts payable trade	(975,943)	(5,472,293)	(2,187,193)
Increase (Decrease) in Related parties’ payables	23,240	685,076	62,799
Increase (Decrease) in Accounts payable other and accrued liabilities and taxes other than income taxes	(2,156,066)	(2,296,047)	(1,954,210)
Net cash flows provided by operating activities	523,117	5,548,355	4,263,295
Investing activities:
Acquisition of property, plant and equipment	(2,891,528)	(2,126,962)	(2,492,673)
Decrease (increase) in other non-current assets	677,201	162,319	301,913
Decrease (increase) in other equity instruments	108,528	0	(88,642)
Gain (Loss) on financial instruments	48,527	68,119	64,436
Interest income collected	1,170,726	1,618,751	931,866
Net cash flows (used) by investing activities	(886,546)	(277,773)	(1,283,100)
Financing activities:
Repurchase and placement of own capital stocks, net	(115,778)	(126,495)	(89,041)
Interest expense	(110,843)	(3,733)	(153,729)
Net cash flows used (provided) in financing activities	(226,621)	(130,228)	(242,770)
Increase in cash and cash equivalents	(590,050)	5,140,354	2,737,425
Cash and cash equivalents at beginning of year	29,158,227	23,584,335	21,546,386
Effects of exchange rate changes on the balance of cash and cash equivalents held in foreign currencies	(17,314)	433,538	(699,476)
Cash and cash equivalents at end of year	$ 28,550,863	$ 29,158,227	$ 23,584,335